UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 20011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN     April 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $125,316 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106  2945.88    44893          SOLE                    33640        0    11253
AFLAC INC                      COM              001055102  3104.17    58813          SOLE                    44267        0    14546
AGILENT TECHNOLOGIES INC       COM              00846U101  2732.43    61019          SOLE                    46539        0    14480
ALTERA CORP                    COM              021441100  3056.98    69445          SOLE                    53445        0    16000
AMERIGROUP CORP                COM              03073T102  2394.34    37266          SOLE                    28220        0     9046
AMERIPRISE FINL INC            COM              03076C106  2823.61    46228          SOLE                    35783        0    10445
APPLE INC                      COM              037833100  3196.85     9173          SOLE                     6888        0     2285
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205  2280.88    32715          SOLE                    24868        0     7847
BARD C R INC                   COM              067383109  2301.27    23161          SOLE                    17304        0     5857
BLACKROCK INC                  COM              09247X101  2692.14    13393          SOLE                    10178        0     3215
BMC SOFTWARE INC               COM              055921100  2751.86    55325          SOLE                    41022        0    14303
BUCKEYE TECHNOLOGIES INC       COM              118255108   2977.9   109361          SOLE                    83510        0    25851
CABOT CORP                     COM              127055101  2013.01    43487          SOLE                    32272        0    11215
CABOT MICROELECTRONICS CORP    COM              12709P103  1431.91    27405          SOLE                    19630        0     7775
CALAMOS ASSET MGMT INC         CL A             12811R104   901.79    54358          SOLE                    45740        0     8618
CORNING INC                    COM              219350105  1639.15    79455          SOLE                    62190        0    17265
CSX CORP                       COM              126408103  3080.54    39192          SOLE                    29679        0     9513
CYMER INC                      COM              232572107   943.58    16677          SOLE                    11557        0     5120
DIODES INC                     COM              254543101  1143.53    33574          SOLE                    21874        0    11700
DIRECTV                        COM CL A         25490A101  3711.94    79315          SOLE                    62375        0    16940
ENSIGN GROUP INC               COM              29358P101   2106.1    65960          SOLE                    49345        0    16615
ENTEGRIS INC                   COM              29362U104  2301.91   262177          SOLE                   202107        0    60070
EXXON MOBIL CORP               COM              30231G102  2415.64    28713          SOLE                    21308        0     7405
EZCORP INC                     CL A NON VTG     302301106  2813.26    89623          SOLE                    66927        0    22696
GREAT LAKES DREDGE & DOCK CO   COM              390607109   208.36    27309          SOLE                    16809        0    10500
HEALTHSPRING INC               COM              42224N101   781.03    20900          SOLE                    12440        0     8460
HESS CORP                      COM              42809H107   2307.4    27079          SOLE                    20759        0     6320
HEWLETT PACKARD CO             COM              428236103  1897.65    46318          SOLE                    35995        0    10323
INTEL CORP                     COM              458140100  2088.91   103514          SOLE                    79234        0    24280
INTERNATIONAL BUSINESS MACHS   COM              459200101  4060.02    24897          SOLE                    18869        0     6028
ISHARES TR                     BARCLYS 1-3YR CR 464288646  4210.77    40317          SOLE                    31042        0     9275
ISHARES TR                     IBOXX INV CPBD   464287242   344.87     3187          SOLE                     2065        0     1122
ISHARES TR                     BARCLYS INTER CR 464288638  2289.19    21741          SOLE                    16123        0     5618
JOHNSON & JOHNSON              COM              478160104   216.92     3661          SOLE                     1800        0     1861
JPMORGAN CHASE & CO            COM              46625H100  2406.19    52195          SOLE                    40807        0    11388
LAM RESEARCH CORP              COM              512807108  2558.08    45148          SOLE                    33818        0    11330
LINCOLN EDL SVCS CORP          COM              533535100  1059.56    66681          SOLE                    55291        0    11390
LUBRIZOL CORP                  COM              549271104  1442.16    10765          SOLE                     8670        0     2095
MEADOWBROOK INS GROUP INC      COM              58319P108  1747.54   168844          SOLE                   131477        0    37367
METROPCS COMMUNICATIONS INC    COM              591708102  3983.57   245294          SOLE                   190401        0    54893
METROPOLITAN HEALTH NETWORKS   COM              592142103   256.46    54220          SOLE                    38675        0    15545
MICROSOFT CORP                 COM              594918104   447.37    17620          SOLE                    14355        0     3265
NASDAQ OMX GROUP INC           COM              631103108  1874.17    72530          SOLE                    53145        0    19385
NEWMARKET CORP                 COM              651587107  1866.36    11796          SOLE                     9181        0     2615
NEWMONT MINING CORP            COM              651639106  2519.41    46160          SOLE                    35186        0    10974
NU SKIN ENTERPRISES INC        CL A             67018T105  1903.72    66216          SOLE                    51570        0    14646
OM GROUP INC                   COM              670872100  2224.81    60887          SOLE                    46875        0    14012
RESEARCH IN MOTION LTD         COM              760975102  2723.41    48168          SOLE                    37618        0    10550
ROSS STORES INC                COM              778296103  2908.09    40889          SOLE                    30866        0    10023
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206   240.43     3300          SOLE                        0        0     3300
TEXAS INSTRS INC               COM              882508104  2561.42    74115          SOLE                    56065        0    18050
TRAVELERS COMPANIES INC        COM              89417E109  2729.51    45889          SOLE                    36086        0     9803
VAALCO ENERGY INC              COM NEW          91851C201   322.77    41595          SOLE                    26535        0    15060
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827  2381.12    29704          SOLE                    25019        0     4685
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835  1161.32    14512          SOLE                    10823        0     3689
VARIAN MED SYS INC             COM              92220P105  2350.05    34743          SOLE                    26810        0     7933
VEECO INSTRS INC DEL           COM              922417100   2336.7    45962          SOLE                    33971        0    11991
VISHAY INTERTECHNOLOGY INC     COM              928298108  2458.74   138599          SOLE                   103343        0    35256
WORLD ACCEP CORP DEL           COM              981419104  2686.82    41209          SOLE                    30883        0    10326